Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Equity Funds
Entity Central Index Key	0000745968
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000170851 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Value Dividend Fund
Class Name	Class R6 Shares
Trading Symbol	SVALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Strategic Value Dividend Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$90	0.78%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P 500 Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and the Index. The Fund seeks to provide income and long-term capital appreciation by investing primarily in high dividend-paying stocks of U.S. issuers with dividend growth potential.
Top Contributors to Performance
  The Fund provided a dividend yield more than three times that of the Index which contributed positively to Fund relative performance.
  Stock selection and a relative overweight position in the Financials sector contributed positively to relative performance. Outperformers include Canadian Imperial Bank, PNC Financial Services, Huntington Bancshares, Truist Financial and U.S. Bancorp.
  Stock selection in the Energy sector was another area of relative strength, led by Canadian Pipelines, TC Energy Corp. and Enbridge Inc.
  Stock selection in the Health Care sector was also a positive relative contributor to performance, driven by robust performance from Amgen, Gilead, AbbVie and Sanofi.
Top Detractors from Performance
  The Fund’s largest relative detractor was the underweight position to the Information Technology sector. Information Technology accounted for 38% of the total performance of the Index. Information Technology continues to afford little in the way of high-and-rising dividend paying companies.
  The Fund’s international exposure was a relative detractor from performance as international investments underperformed U.S. investments, as evidenced by the Index return of 38.02% versus the MSCI World ex-US Index return of 21.80%.
  Stock selection in the Communication Services sector was another area of relative weakness, as the Fund’s strategy is to invest in the defensive, dividend-paying telecom service names while the top performers in the sector were Meta Platforms, Alphabet and Netflix. These outperformers either do not pay a dividend or pay a dividend notably lower than our minimum threshold and, therefore, were not held by the Fund.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2014 through October 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class R6 Shares	31.37%	7.86%	7.33%
S&P 500® Index	38.02%	15.26%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 8,255,996,311
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 54,446,823
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$8,255,996,311%
Number of Investments	$47%
Portfolio Turnover Rate	$35%
Total Advisory Fees Paid	$54,446,823%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective July 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.75% to 0.73% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]	Effective July 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.75% to 0.73% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000026747 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Value Dividend Fund
Class Name	Class C Shares
Trading Symbol	SVACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Strategic Value Dividend Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$213	1.85%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P 500 Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and the Index. The Fund seeks to provide income and long-term capital appreciation by investing primarily in high dividend-paying stocks of U.S. issuers with dividend growth potential.
Top Contributors to Performance
  The Fund provided a dividend yield more than three times that of the Index which contributed positively to Fund relative performance.
  Stock selection and a relative overweight position in the Financials sector contributed positively to relative performance. Outperformers include Canadian Imperial Bank, PNC Financial Services, Huntington Bancshares, Truist Financial and U.S. Bancorp.
  Stock selection in the Energy sector was another area of relative strength, led by Canadian Pipelines, TC Energy Corp. and Enbridge Inc.
  Stock selection in the Health Care sector was also a positive relative contributor to performance, driven by robust performance from Amgen, Gilead, AbbVie and Sanofi.
Top Detractors from Performance
  The Fund’s largest relative detractor was the underweight position to the Information Technology sector. Information Technology accounted for 38% of the total performance of the Index. Information Technology continues to afford little in the way of high-and-rising dividend paying companies.
  The Fund’s international exposure was a relative detractor from performance as international investments underperformed U.S. investments, as evidenced by the Index return of 38.02% versus the MSCI World ex-US Index return of 21.80%.
  Stock selection in the Communication Services sector was another area of relative weakness, as the Fund’s strategy is to invest in the defensive, dividend-paying telecom service names while the top performers in the sector were Meta Platforms, Alphabet and Netflix. These outperformers either do not pay a dividend or pay a dividend notably lower than our minimum threshold and, therefore, were not held by the Fund.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2014 through October 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class C Shares — including sales load	28.89%	6.74%	6.42%
Class C Shares — excluding sales load	29.89%	6.74%	6.42%
S&P 500® Index	38.02%	15.26%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 8,255,996,311
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 54,446,823
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$8,255,996,311%
Number of Investments	$47%
Portfolio Turnover Rate	$35%
Total Advisory Fees Paid	$54,446,823%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective July 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.75% to 0.73% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]	Effective July 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.75% to 0.73% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000026748 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Value Dividend Fund
Class Name	Institutional Shares
Trading Symbol	SVAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Strategic Value Dividend Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$92	0.80%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P 500 Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and the Index. The Fund seeks to provide income and long-term capital appreciation by investing primarily in high dividend-paying stocks of U.S. issuers with dividend growth potential.
Top Contributors to Performance
  The Fund provided a dividend yield more than three times that of the Index which contributed positively to Fund relative performance.
  Stock selection and a relative overweight position in the Financials sector contributed positively to relative performance. Outperformers include Canadian Imperial Bank, PNC Financial Services, Huntington Bancshares, Truist Financial and U.S. Bancorp.
  Stock selection in the Energy sector was another area of relative strength, led by Canadian Pipelines, TC Energy Corp. and Enbridge Inc.
  Stock selection in the Health Care sector was also a positive relative contributor to performance, driven by robust performance from Amgen, Gilead, AbbVie and Sanofi.
Top Detractors from Performance
  The Fund’s largest relative detractor was the underweight position to the Information Technology sector. Information Technology accounted for 38% of the total performance of the Index. Information Technology continues to afford little in the way of high-and-rising dividend paying companies.
  The Fund’s international exposure was a relative detractor from performance as international investments underperformed U.S. investments, as evidenced by the Index return of 38.02% versus the MSCI World ex-US Index return of 21.80%.
  Stock selection in the Communication Services sector was another area of relative weakness, as the Fund’s strategy is to invest in the defensive, dividend-paying telecom service names while the top performers in the sector were Meta Platforms, Alphabet and Netflix. These outperformers either do not pay a dividend or pay a dividend notably lower than our minimum threshold and, therefore, were not held by the Fund.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2014 through October 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	31.13%	7.81%	7.32%
S&P 500® Index	38.02%	15.26%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 8,255,996,311
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 54,446,823
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$8,255,996,311%
Number of Investments	$47%
Portfolio Turnover Rate	$35%
Total Advisory Fees Paid	$54,446,823%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective July 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.75% to 0.73% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]	Effective July 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.75% to 0.73% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000026746 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Value Dividend Fund
Class Name	Class A Shares
Trading Symbol	SVAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Strategic Value Dividend Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$121	1.05%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P 500 Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and the Index. The Fund seeks to provide income and long-term capital appreciation by investing primarily in high dividend-paying stocks of U.S. issuers with dividend growth potential.
Top Contributors to Performance
  The Fund provided a dividend yield more than three times that of the Index which contributed positively to Fund relative performance.
  Stock selection and a relative overweight position in the Financials sector contributed positively to relative performance. Outperformers include Canadian Imperial Bank, PNC Financial Services, Huntington Bancshares, Truist Financial and U.S. Bancorp.
  Stock selection in the Energy sector was another area of relative strength, led by Canadian Pipelines, TC Energy Corp. and Enbridge Inc.
  Stock selection in the Health Care sector was also a positive relative contributor to performance, driven by robust performance from Amgen, Gilead, AbbVie and Sanofi.
Top Detractors from Performance
  The Fund’s largest relative detractor was the underweight position to the Information Technology sector. Information Technology accounted for 38% of the total performance of the Index. Information Technology continues to afford little in the way of high-and-rising dividend paying companies.
  The Fund’s international exposure was a relative detractor from performance as international investments underperformed U.S. investments, as evidenced by the Index return of 38.02% versus the MSCI World ex-US Index return of 21.80%.
  Stock selection in the Communication Services sector was another area of relative weakness, as the Fund’s strategy is to invest in the defensive, dividend-paying telecom service names while the top performers in the sector were Meta Platforms, Alphabet and Netflix. These outperformers either do not pay a dividend or pay a dividend notably lower than our minimum threshold and, therefore, were not held by the Fund.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2014 through October 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares — including sales load	23.56%	6.38%	6.46%
Class A Shares — excluding sales load	30.80%	7.59%	7.05%
S&P 500® Index	38.02%	15.26%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 8,255,996,311
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 54,446,823
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$8,255,996,311%
Number of Investments	$47%
Portfolio Turnover Rate	$35%
Total Advisory Fees Paid	$54,446,823%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective July 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.75% to 0.73% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]	Effective July 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.75% to 0.73% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation